Note 13 - Investments in Associates and Joint Ventures	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of interests in other entities [text block]
NOTE 13.	INVESTMENTS IN ASSOCIATES AND JOINT VENTURES

The Group has investments in associates and joint ventures, which are accounted for in accordance with the equity method, except for the preferred shares in OPay and StarMaker, as outlined below.

Nanobank

On
August 19, 2020,
the Group contributed TenSpot Pesa Limited, a wholly owned subsidiary at the time, to a subsidiary of NanoCred Cayman Company Limited (“Nanobank”) in exchange for the Group obtaining an ownership interest of
42%
in Nanobank. See Note
9
for additional information on the transaction, including the impact of discontinued operations for the Group, and Note
26
for disclosures pertaining to it being a transaction with a related party.

Nanobank provides microlending services in Indonesia, India, Mexico and Kenya. It expects to fuel growth through scaling in existing markets, continued geographic expansion, and from the launch of financial services beyond microlending. In addition, Nanobank will benefit from shared technologies, data aggregation and central functions, such as risk management and credit scoring through user profiling and know-your-customer (KYC) efforts, shared operational know-how and a more holistic view and adaptation to regulation.

Certain significant subsidiaries of Nanobank are regulated entities in the markets in which they provide microlending services. Maintaining their licenses could be prerequisites for them being able to continue providing microlending services, and each relevant regulator has specific and evolving operational requirements to which any licensed entity must comply. P.C. Financial Services Private Limited, Nanobank's subsidiary in India, is regulated by the Reserve Bank of India and in late
2020,
the entity became the subject of an annual inspection that has not
been concluded as of the date these consolidated financial statements are authorized for issue. The Group concluded that the regulatory review itself did not
constitute an objective indicator of impairment for its investment in Nanobank, as the outcome of the review and any potential implications on the prospective financial performance of Nanobank are highly uncertain.

Nanobank is an associate of the Group, which is accounted for in accordance with the equity method. The acquisition cost of the Group's investment was measured as the fair value of the
42%
ownership interest obtained in Nanobank on
August 19, 2020.
The fair value was estimated using a combination of methodologies, including income-based and market-based approaches. Under the income approach, the Group estimated expected future cash flows for each component of Nanobank and then discounted those cash flows using an estimated weighted average cost of capital ("WACC"). The estimates for future cash flows were based on assumptions that included the number of loans to customers, nominal size of loans, amount of interest and fees generated and credit losses. The estimate for WACC was based on estimates for risk-free rate, beta, equity risk premium, cost of debt and a company-specific risk premium. Under the market approach, the Group used judgment in identifying comparable companies. Based on the combination of the income and market approaches, the Group concluded that the estimate for fair value of the investment in Nanobank as of
August 19, 2020,
was
US$265.9
million, which became the deemed cost of the investment.

On acquisition of the investment in Nanobank, the Group used assumptions in identifying and valuing the assets and liabilities of the entity, including goodwill. The Group identified intangible assets that were not
separately recognized by Nanobank, including trademarks, technology, customer relationships and licenses. For all identified assets and liabilities, the Group estimated their fair values as of
August 19, 2020.
In estimating the fair value of the trademarks and technology assets, the Group used a relief-from-royalty method that included estimates for royalty rates and future revenue related to the trademarks. In estimating the fair value of the customer relationships, the Group estimated future revenue from the customer base of Nanobank and the churn rate for customers. The identified licenses were valued using a combination of a cost-based approach that estimated the cost of acquiring the licenses and a market-based approach under which the Group estimated a transaction price for similar licenses. For all identified assets, the Group used judgment in determining their useful lives. While these fair value adjustments are not
recognized separately, the fair values identified form the basis for additional depreciation, amortization and similar adjustments that are reflected in the Group's share of net income. The excess between the cost of the investment and the Group's share of the net fair value of Nanobank's identifiable assets and liabilities, i.e., goodwill, is included in the carrying amount of the investment.

In the period from
August 19, 2020,
until
December 31, 2020,
Nanobank had operating income of
US$60.9
 million and operating expenses of
US$46.1
million, which included
US$6.2
million in depreciation and amortization of fair value adjustments that the Group recognizes on top of the underlying results of Nanobank, resulting in a profit before tax of
US$14.8
million. Income tax expense of
US$14.2
 million included the impact of derecognizing certain deferred tax assets that were recognized as of
August 19, 2020.
Net income after tax was
US$0.6
 million. The tables below specify income and expenses in Nanobank in the period from
August 19, 2020,
until
December 31, 2020,
and the totals for assets, liabilities and equity as of year-end.

Period from August 19, until December 31,
[US$ thousands]	2020
The Group's interest	42%

Net revenue
Interest income	60,887
Interest expense	(621)
Other revenue	669
Operating income	60,935

Operating expenses
Credit loss expense on loans to customers	(20,755)
Personnel expenses	(9,399)
Marketing expenses	(5,101)
Technical service fee	(3,956)
Collection service fee	(1,027)
Commission fee	(1,930)
Depreciation and amortization (1)	(7,492)
Other expenses	(2,163)
Net foreign exchange gain	5,702
Total operating expenses	(46,121)

Profit before income taxes	14,814
Income tax expense	(14,193)
Net income (loss)	621

Other comprehensive income (loss) that may be reclassified to profit or loss in subsequent periods (net of tax)
Exchange difference on translation of foreign operations	(2,227)
Total comprehensive income (loss)	(1,606)

Group's share of net income (loss)	261
Group's share of other comprehensive income (loss)	(935)

(
1
)
Includes
US$6.2
million in depreciation and amortization of fair value adjustments done by the Group.

As of December 31,
[US$ thousands]	2020
Assets, excluding goodwill	254,596
Goodwill	447,300
Liabilities	72,702
Equity	629,194

OPay

OPay Limited is an associate in which the Group has a
13.10%
ownership interest, of which
10.24%
is held in preferred shares and
2.86%
in ordinary shares. The investment in ordinary shares is accounted for in accordance with the equity method, while the preferred shares are accounted for as long-term interests in the associate and measured at fair value through profit or loss. For information about the measurement of the preferred shares, see Note
16.

In
2018,
OPay launched a mobile wallet (“OWallet”) to customers in Nigeria, a market characterized by a large un-banked population with low mobile money penetration. OPay's goal is to become a one
-stop mobile-based platform for financial and social inclusion.

In
2020,
OPay's payment initiatives, OWallet and point of sale solutions for merchants, OPos, continued to scale, both in the number of users and total transaction volume. OPay's revenues in the fourth
quarter of
2020
were approximately
450%
higher than in the
first
quarter of the year. In
2020,
OPay had revenues of
US$38.4
 million, and exited the year with
US$69
million annual revenue run rate (based on
fourth
quarter performance). Cost of revenue in
2020
was
US$13.3
 million, while operating expenses were
US$48.6
 million. The net loss after taxes for OPay was
US$30.6
million for
2020.

To fund its growth, OPay raised a total of
US$170
million in new capital from investors in
2019
by issuing both ordinary and preferred shares. On
May 27, 2019,
Opera acquired
3,210,617
Series Seed+ preferred shares in OPay for
US$7.5
million by converting loans to equity. Moreover, on
May 29, 2019,
Opera acquired
1,230,736
Series A preferred shares in OPay for
US$4.6
million by converting
US$2.67
million of debt to equity and by transferring
US$1.93
million in cash. By the end of
2019,
the accumulated investment made in OPay was
US$12.1
million. Of the loans converted to equity in
2019,
US$4,969
was classified as part of the net investment in prior periods. There were no
funding rounds during
2020,
except for OPay obtaining convertible loans totaling
US$30
million.

StarMaker

Star Group Interactive Inc. (formerly StarMaker Inc. and here referred to as “StarMaker”) is an associate in which the Group has preferred shares representing a
19.35%
ownership interest. The preferred shares, accounted for as long-term interests and measured at fair value through profit or loss, have dividend and liquidation preference. For information about the measurement of the preferred shares, see Note
16.

StarMaker is a technology-driven social media company focused on music and entertainment. StarMaker enables users to record and share their own music videos, collaborate with other musicians, connect with other users and follow their idols on the social platform. In
2020,
StarMaker grew revenues by approximately
210%
to
US$89.9
 million, and exited the year with
US$127
million annual revenue run rate (based on
fourth
quarter performance). The net profit after taxes was
US$13.2
 million for
2020.
This was driven by a doubling of daily active users and increased monetization. StarMaker is popular in emerging markets like Southeast Asia, Middle East, and is also seeing solid growth in developed markets.

nHorizon

nHorizon is a joint venture in which the Group has a
29.09%
ownership interest. nHorizon operates an Opera browser in China with monetization partners, including Baidu, Sogou and others. nHorizon consists of nHorizon Innovation (Beijing) Software Limited and nHorizon Infinite (Beijing) Software Limited (collectively, “nHorizon”). The joint venture was co-founded by Otello Corporation ASA and Telling Telecom in
August 2011.
The Group acquired the investment in nHorizon as a result of the acquisition of Opera Norway AS in
2016.

Powerbets

Powerbets Holdings Limited was a joint venture in which the Group held a
50.1%
ownership interest, while Supabets HL Limited owned the remaining
49.9%.
The joint venture was established on
August 1, 2017.
Powerbets provides a platform for sports betting, virtual sports betting, and gaming services throughout Africa.

The Group disposed of its entire Powerbets ownership interest in
December 2020,
resulting in a gain on disposal of
US$2.1
million, which was recognized as Other income in the Statement of Operations. In
2020,
the Group recognized
US$10.5
million in credit loss expense related to trade receivables and long-term loans provided to Powerbets in the period from
2017
until
2020.
The credit loss expense was recognized as Credit loss expense related to divested joint venture in the Statement of Operations. See Note
14
for additional information on the credit loss expense.

2018 summary information regarding OPay, StarMaker, nHorizon and Powerbets
	Year ended December 31, 2018
[US$ thousands]	OPay	StarMaker	nHorizon	Powerbets
The Group's interest	19.90%	19.35% (1)	29.09%	50.10%
Revenue	848	12,332	48,992	4,498
Operating profit (loss)	(359)	(9,535)	(1,568)	(4,528)
Net income (loss)	(384)	(8,497)	(2,056)	(4,735)
Other comprehensive income that may be reclassified to net income	-	-	-	188
Total comprehensive income	(384)	(8,497)	(2,056)	(4,547)
Group's share of net income (loss)	(76)	N/A	(598)	(2,372)

Current assets	4,302	21,366	9,761	2,751
Non-current assets	4,918	11,245	1,065	2,851
Current liabilities	12,043	30,163	3,818	7,818
Non-current liabilities	453	-	5,469	5,114
Equity	(3,276)	2,448	1,539	(7,331)

2019 summary information regarding OPay, StarMaker, nHorizon and Powerbets
	Year ended December 31, 2019
[US$ thousands]	OPay	StarMaker	nHorizon	Powerbets
The Group's interest	13.10% (2)	19.35% (1)	29.09%	50.10%
Revenue	16,687	29,035	43,335	4,990
Operating profit (loss)	(71,678)	(8,485)	1,821	(3,016)
Net income (loss)	(71,474)	(8,485)	1,780	(5,134)
Other comprehensive income that may be reclassified to net income	-	-	-	-
Total comprehensive income	(71,474)	(8,485)	1,780	(5,134)
Group's share of net income (loss)	(2,938)	N/A	518	(2,572)
Gain on partial disposal	1,174	-	-	-
Total share of net income (loss)	(1,764)	N/A	518	(2,572)

Current assets	99,238	13,869	8,225	4,447
Non-current assets	24,656	11,377	695	1,560
Current liabilities	28,870	29,870	5,875	13,074
Non-current liabilities	170,015	-	-	5,754
Equity	(74,992)	(4,624)	3,045	(12,822)

2020 summary information regarding OPay, StarMaker, nHorizon and Powerbets
	Year ended December 31, 2020
[US$ thousands]	OPay	StarMaker		nHorizon	Powerbets
The Group's interest	13.10% (2)	19.35%	(1)	29.09%	0.00%
Revenue	38,388	89,937		12,837	9,638
Operating profit (loss)	(30,700)	13,298		(1,827)	(1,029)
Net income (loss)	(30,618)	13,151		(1,840)	(1,481)
Other comprehensive income that may be reclassified to net income	-	-		-	-
Total comprehensive income	(30,618)	13,151		(1,840)	(1,481)
Group's share of net income (loss)	(876)	N/A		(535)	(742)

Current assets	72,573	36,600		6,068	N/A
Non-current assets	34,860	13,000		578	N/A
Current liabilities	40,368	36,900		5,302	N/A
Non-current liabilities	180,639	34,800		-	N/A
Equity	(113,575)	(22,100)		1,343	N/A

(
1
)
 The Group ownership interest in StarMaker is held through preferred shares, which are measured at fair value through profit or loss.

(
2
)
Reflects the total ownership interest in OPay as of
December 31, 2019
and
2020,
10.24%
of which is held in preferred shares and
2.86%
in ordinary shares. The share of net income (loss) recognized under the equity method was calculated based on the investment in ordinary shares, relative to the total number of shares outstanding. The Group owns
8.85%
of the total number of ordinary shares issued by OPay.

	Year ended December 31, 2019
[US$ thousands]	OPay	StarMaker	nHorizon	Powerbets
Carrying amount as of January 1, 2019	4,330	30,000	443	289
Investment during the year	7,131	-	-	366
Change in fair value of preferred shares	33,900	4,000	-	-
Foreign exchange adjustment	-	-	3	-
Other adjustments	673	-	-	157
Share of net income (loss)	(2,938)	N/A	518	(2,572)
Share of other comprehensive income	-	NA	-	-
Carrying amount as of December 31, 2019	43,096	34,000	963	(1,760)

Groups share in %	13.10%	19.35%	29.09%	50.10%
Groups share in equity	(2,145)	n/a	886	(6,424)
Unrecognized intangible assets	-	n/a	-	566
Equity method adjustments	(759)	n/a	77	4,097
Fair value of preferred shares (1)	46,000	34,000	-	-
Carrying amount as of December 31, 2019	43,096	34,000	963	(1,760)

	Year ended December 31, 2020
[US$ thousands]	Nanobank	OPay	StarMaker	nHorizon	Powerbets
Carrying amount as of January 1, 2020	-	43,096	34,000	963	(1,760)
Investment during the year (2)	264,936	-	-	-	440
Change in fair value of preferred shares	-	3,000	21,000	-	-
Foreign exchange adjustment	-	-	-	35	-
Share of net income (loss) (3)	261	(876)	N/A	(535)	(742)
Share of other comprehensive income (loss)	(935)	-	-	-	-
Disposal of investment	-	-	-	-	2,063
Carrying amount as of December 31, 2020	264,261	45,220	55,000	463	-

Groups share in %	42.00%	13.10%	19.35%	29.09%	0%
Groups share in equity	264,261	(3,248)	N/A	391	N/A
Equity method adjustments	-	(532)	-	72	-
Fair value of preferred shares (1)	N/A	49,000	55,000	-	N/A
Carrying amount as of December 31, 2020	264,261	45,220	55,000	463	-

(
1
)
 The carrying amount of the preferred shares form part of the net investment in the associates.

(
2
)
 The cost of the investment in Nanobank was the fair value of the Group's ownership interest in the entity obtained following the contribution of TenSpot Pesa Limited.

(
3
)
 In
2020,
the Group recognized
US$3,897
thousand in credit loss expense on long-term loans due from Powerbets. Because the long-term loans were classified as part of the net investment in Powerbets, these had absorbed losses under the equity method in the period from
2017
until
2020,
resulting in their carrying amount being
zero
at the time the Group concluded that they were credit impaired. Upon recognition of the impairment loss, the equivalent amount was recognized as income on the line item for Share of net income (loss) of associates and joint ventures in the Statement of Operations. Thus, the credit loss expense was effectively reclassified as such in the Statement of Operations for
2020.
The amount for share of net loss from Powerbets in the table above does not
include the impact of that reclassification.